Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
5.     CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2012	2011

Time deposits	$12,030	$7,742
Savings and checking accounts	14,321	23,399
Money market mutual funds	1,528	1,398
Petty cash	19	23
	$27,898	$32,562